Short Term Deposits (Details) - Schedule of short term deposits - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of short term deposits [Abstract]
Bank deposits in U.S.$ (annual average interest rates 0.6% and 2.1%)	$ 30,034	$ 8,060